Variable interest entity ("VIE")	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Variable interest entity (VIE)
Variable interest entity ("VIE")

Note 3 – Variable interest entity (“VIE”)

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Xiangtai WFOE is deemed to have a controlling financial interest and be the primary beneficiary of CQ Penglin and JMC because it has both of the following characteristics:

(1)	The power to direct activities at CQ Penglin and JMC that most significantly impact such entity’s economic performance, and
(2)	The obligation to absorb losses of, and the right to receive benefits from CQ Penglin and JMC that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, CQ Penglin pays service fees equal to all of its net income to Xiangtai WFOE and JMC pays service fees equal to 51% of its net income to Xiangtai WFOE. At the same time, Xiangtai WFOE is obligated to absorb all of CQ Penglin’s losses and to absorb 51% of JMC's losses. The Contractual Arrangements are designed so that CQ Penglin and JMC operate for the benefit of Xiangtai WFOE and ultimately, the Company. Accordingly, the accounts of CQ Penglin and JMC  are consolidated in the accompanying consolidated financial statements. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements.

The carrying amount of VIE’s consolidated assets and liabilities are as follows:

	December	June 30,
	31, 2020	2020
	(Unaudited)
Current assets	$71,742,910	$48,347,542
Property and equipment, net	555,208	1,403,707
Other noncurrent assets	4,029,510	3,558,210
Total assets	76,327,628	53,309,459
Total liabilities	(72,474,297)	(42,919,217)
Net assets	$3,853,331	$10,390,242

	December	June 30,
	31, 2020	2020
	(Unaudited)
Current liabilities:
Short-term loans - banks	$3,031,904	$4,359,210
Loans from third parties	5,383,582	4,449,563
Current maturities of long-term loan - bank	848,019	777,558
Accounts payable	11,437,040	6,606,723
Other payables and accrued liabilities	3,444,240	1,526,051
Other payables - related parties	8,144,142	7,161,232
Intercompany payables	20,786,863	10,334,680
Customer deposits	11,945,159	1,159,902
Operating lease liabilities	79,798	49,171
Taxes payable	3,957,511	3,125,847
Total current liabilities	69,058,258	39,549,937

Other liabilities:
Loan from a third party	2,044,238	2,074,871
Long-term loans - related parties	771,757	713,325
Operating lease liabilities - noncurrent	600,044	581,084
	3,416,039	3,369,280

Total liabilities	$72,474,297	$42,919,217

The summarized operating results of the VIE’s are as follows:

	For the six months	For the six months
	ended	ended
	December 31, 2020	December 31, 2019
	(Unaudited)	(Unaudited)
Operating revenues	$97,759,906	$46,817,637
Gross profit	$3,409,556	$2,073,391
(Loss) income from operations	$(5,279,410)	$485,875
Net loss	$(6,123,833)	$—

Note 3 – Variable interest entity (“VIE”)

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Xiangtai WFOE is deemed to have a controlling financial interest and be the primary beneficiary of CQ Penglin and JMC because it has both of the following characteristics:

(1)	The power to direct activities at CQ Penglin and JMC that most significantly impact such entity’s economic performance, and
(2)	The obligation to absorb losses of, and the right to receive benefits from CQ Penglin and JMC that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, CQ Penglin pays service fees equal to all of its net income to Xiangtai WFOE and JMC pays service fees equal to 51% of its net income to Xiangtai WFOE. At the same time, Xiangtai WFOE is obligated to absorb all of CQ Penglin’s losses and to absorb 51% of JMC's losses. The Contractual Arrangements are designed so that CQ Penglin and JMC operate for the benefit of Xiangtai WFOE and ultimately, the Company. Accordingly, the accounts of CQ Penglin and JMC  are consolidated in the accompanying consolidated financial statements. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements.

The carrying amount of VIE’s consolidated assets and liabilities are as follows:

	June 30, 2020	June 30, 2019

Current assets	$48,347,542	$39,258,826
Property and equipment, net	1,403,707	868,435
Other noncurrent assets	3,558,210	162,142
Total assets	53,309,459	40,289,403
Total liabilities	(42,919,217)	(30,645,069)
Net assets	$10,390,242	$9,644,334

	June 30, 2020	June 30, 2019

Current liabilities:
Short-term loans - banks	$4,359,210	$4,150,310
Loans from third parties	4,449,563	2,303,420
Short-term loans - related parties	—	329,120
Current maturities of long-term loan - bank	777,558	—
Accounts payable	6,606,723	6,995,932
Other payables and accrued liabilities	1,526,051	238,882
Other payables - related parties	7,161,232	528,717
Intercompany payables	10,334,680	8,928,579
Customer deposits	1,159,902	367,149
Operating lease liabilities	49,171	—
Taxes payable	3,125,847	2,805,722
Total current liabilities	39,549,937	26,647,831

Other liabilities:
Long-term loan - bank	—	866,231
Loan from a third party	2,074,871	3,131,007
Long-term loans - related parties	713,325	—
Operating lease liabilities - noncurrent	581,084	—
	3,369,280	3,997,238

Total liabilities	$42,919,217	$30,645,069

The summarized operating results of the VIE’s are as follows:

	For the year ended	For the year ended	For the year ended
	June 30, 2020	June 30, 2019	June 30, 2018

Operating revenues	$105,100,563	$89,959,760	$94,596,470
Gross profit	$6,218,590	$7,809,539	$9,011,763
Income from operations	$2,867,697	$6,556,351	$9,454,230
Net income	$974,302	$5,533,912	$3,786,061